TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
Trade And Other Payables
TRADE AND OTHER PAYABLES

9 TRADE AND OTHER PAYABLES

	2022	2023
	S$	S$

Trade payable	14,628	24,618
Amount due to a director	1,265	-
Other payables	158,995	50,428
Accrued operating expenses	235,910	446,634
Deferred grant income	5,600	2,944
Total	416,398	524,624

The amount due to a director related to reimbursement of expenses.

Trade and other payables including amount due to a director were unsecured, interest-free, and repayable on demand.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2021, 2022 and 2023